SHARE CAPITAL	12 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

12. SHARE CAPITAL

(a) Share Capital - authorized share capital

The Company's authorized share capital consists of an unlimited number of common shares without par value.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

(b) Share-based compensation

The Company has a share-based compensation plan (the "Plan") under which the Company may issue stock options and restricted share units ("RSUs"). The maximum number of common shares to be reserved for issuance on any share-based compensation under the Plan is a rolling 10% of the issued and outstanding common shares from time to time.

For the year ended June 30, 2021, a total of $1,482,170 (year ended June 30, 2020 - $1,584,730) was recorded as share-based compensation expense.

For the year ended June 30, 2021, a total of $114,356 (year ended June 30, 2020 - $56,299) was included in the project evaluation and corporate development expense.

For the year ended June 30, 2021, a total of $802,839 (year ended June 30, 2020 - $1,118,873) was capitalized under mineral property interests.

(i) Stock Options

The continuity schedule of stock options, as at June 30, 2021, is as follows:

		Weighted average
	Number of options	exercise price (CAD$)
Balance, July 1, 2019	5,905,000	1.36
Options exercised	(888,066)	1.16
Options cancelled	(354,167)	1.91
Balance, June 30, 2020	4,662,767	1.36
Options exercised	(1,396,935)	0.98
Options cancelled	(150,000)	0.82
Balance, June 30, 2021	3,115,832	1.56

Option pricing model requires the input of subjective assumptions including the expected volatility. Changes in the assumptions can materially affect the fair value estimate and therefore, the existing models do not necessarily provide a reliable estimate of the fair value of the Company's stock options. The Company's expected volatility is based on the historical volatility of the Company's share price on the TSX.

For the year ended June 30, 2021, a total of 1,396,935 (year ended June 30, 2020 - 888,066) stock options with weighted average share price at the date of exercise of $5.34 (year ended June 30, 2020 - $3.77) were exercised.

The following table summarizes information about stock options outstanding as at June 30, 2021:

	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	2021-06-30	contractual life (years)	2021-06-30	exercise price (CAD$)
$0.55	495,000	0.34	495,000	$0.55
1.15	930,000	1.08	930,000	$1.15
1.57	200,000	1.44	200,000	$1.57
2.15	1,490,832	2.65	889,169	$2.15
0.55 - 2.15	3,115,832	1.74	2,514,169	$1.42

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

Subsequent to June 30, 2021, a total of 553,331 options with exercise prices of CAD$1.15 and CAD$2.15 were exercised for proceeds of $692,770 and a total of 41,667 options with an exercise price of $2.15 were cancelled.

(ii) RSUs

The continuity schedule of RSUs, as at June 30, 2021, is as follows:

		Weighted average
		grant date closing
	Number of shares	price per share (CAD$)
Balance, July 1, 2019	-	$-
Granted	1,064,600	4.70
Cancelled	(3,000)	4.70
Distributed	(136,400)	4.70
Balance, June 30, 2020	925,200	$4.70
Granted	360,500	6.46
Cancelled	(26,250)	4.80
Distributed	(464,550)	4.72
Balance, June 30, 2021	794,900	$5.48

Subsequent to June 30, 2021, a total of 59,650 RSUs were distributed and a total of 25,000 RSUs were cancelled.

During the year ended June 30, 2021, a total of 360,500 RSUs were granted to directors, officers, employees, and consultants of the Company at grant date closing price of CAD$6.46 per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

(c) Common Shares issued for mineral property interests

As partial consideration for the acquisition of ATEs located to the north of the Silver Sand Property (see note 9(a)), the Company agreed to issue a total of 832,000 common shares to the vendors valued at $1,000,000 in the year ended June 30, 2019. During the year ended June 30, 2021, 291,000 common shares valued at $350,479 (year ended June 30, 2020 - 291,000 common shares valued at $349,759) were issued and recorded under share capital.

(d) (Loss) earning per share

	For the years ended June 30,
	2021			2020
	Loss	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net (loss) income attributable to equity holders of the Company	$(6,566,440)			$5,907,726
Basic (loss) earnings per share	(6,566,440)	153,294,454	$(0.04)	5,907,726	146,254,726	$0.04
Effect of dilutive securities:
Stock options and RSUs		-			4,433,827
Diluted (loss) earnings per share	$(6,566,440)	153,294,454	$(0.04)	$5,907,726	150,688,553	$0.04

Anti-dilutive options that are not included in the diluted (loss) earnings per share calculation were nil for the year ended June 30, 2021 (year ended June 30, 2020 - nil).